Borrowings and Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Borrowings and Derivative Liabilities [Abstract]
Schedule of Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	March 29,	December 28,
	2026	2025
Short-term debt (including current portion of long-term debt):
March 2026 Bridge Note	$9,500	$—
$1.9 Million Note	1,530	—
Cobalt Loan	2,706	—
Total Short-term debt with third parties	13,736	—
Current portion of long-term debt	2,786	2,786
Total short-term debt and current portion of long-term debt	$16,522	$2,786

Short-term debt with related parties:
Seller Note – related party	$20,000	$20,000
Loan with related party	1,500	1,500
Total short-term debt with related parties	$21,500	$21,500

Long-term debt:
12.0% senior unsecured convertible notes and related derivative liabilities
July 2024 Notes	$31,911	$32,969
July 2024 Notes – related parties	7,946	7,631
Subtotal July 2024 Notes	39,857	40,600
July 2025 Note – related party	1,519	1,443
November 2025 Note – related party	517	491
January 2026 Note – related party	1,038	—

July 2024 Notes derivative liability	14,042	19,604
July 2024 Notes derivative liability – related party	9,036	12,615
Subtotal July 2024 Notes derivative liability	23,078	32,219
July 2025 Note derivative liability – related party	2,239	3,246
November 2025 Note derivative liability – related party	1,069	—
January 2026 Note derivative liability – related party	1,467	1,488
Total 12.0% senior unsecured convertible notes and derivative liabilities	70,784	79,487

7.0% senior unsecured convertible notes and derivative liabilities
September 2024 Notes	15,942	14,332
September 2024 Notes – related parties	2,804	2,346
Subtotal September 2024 Notes	18,746	16,678
September 2025 Notes	3,575	3,354

September 2024 Notes derivative liability	26,351	37,930
September 2024 Notes derivative liability – related parties	4,286	5,870
Subtotal September 2024 Notes derivative liability	30,637	43,800
September 2025 Notes derivative liability	10,825	14,756
Total 7.0% senior unsecured convertible notes and derivative liabilities	63,783	78,588

Total notes payable and derivative liabilities	134,567	158,075
Less current portion	(2,786)	(2,786)
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion	$131,781	$155,289

Balance sheet classification of long-term debt
Notes payable and derivative liabilities, net of current portion	$99,860	$120,159
Notes payable and derivative liabilities with related parties	31,921	35,130
Total long-term debt including net of current portion	131,781	155,289
Current portion of long-term debt	2,786	2,786
Total long-term debt	$134,567	$158,075

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Short term:
Seller Note – related party	$20,000	$—
Loan with related party	1,500	1,500
Total short-term debt with related parties	$21,500	$1,500

Long-term:
12.0% senior unsecured convertible notes and related derivative liabilities
July 2024 Notes	$32,969	$17,965
July 2024 Notes – related parties	7,631	24,632
Subtotal July 2024 Notes	40,600	42,597
July 2025 Note – related party	1,443	—
November 2025 Note – related party	491	—

July 2024 Notes derivative liability	19,604	13,563
July 2024 Notes derivative liability – related party	12,615	21,127
Subtotal July 2024 Notes derivative liability	32,219	34,690
July 2025 Note derivative liability – related party	3,246	—
November 2025 Note derivative liability – related party	1,488	—
Total 12.0% senior unsecured convertible notes and derivative liabilities	79,487	77,287

7.0% senior unsecured convertible notes and derivative liabilities
September 2024 Notes	14,332	5,636
September 2024 Notes – related parties	2,346	476
Subtotal September 2024 Notes	16,678	6,112
September 2025 Notes	3,354	—

September 2024 Notes derivative liability	37,930	55,474
September 2024 Notes derivative liability – related parties	5,870	6,958
Subtotal September 2024 Notes derivative liability	43,800	62,432
September 2025 Notes derivative liability	14,756	—
Total 7.0% senior unsecured convertible notes and derivative liabilities	78,588	68,544
Total notes payable and derivative liabilities	158,075	145,831
Less current portion	(2,786)	—
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion	$155,289	$145,831

Balance sheet classification
Current liabilities
Notes payable, current portion	$2,786	$—
Long-term liabilities
Notes payable and derivative liabilities, net of current portion	$120,159	$92,638
Notes payable and derivative liabilities with related parties	35,130	53,193
Total	$155,289	$145,831

Schedule of Fair Value of the Derivative Liability

The carrying amount of the July 2024 Notes was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
July 2024 Notes principal amount (1)	$55,566	$56,801
Less Unamortized debt discount	(15,709)	(16,201)
Net carrying amount of July 2024 Notes	$39,857	$40,600

(1)	Includes capitalized coupon interest of $7.5 million and $8.6 million as of March 29, 2026 and December 28, 2025, respectively, and capitalized contingent interest of $2.0 million and $2.2 million as of March 29, 2026 and December 28, 2025, respectively.

The carrying amount of the July 2025 Note was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
July 2025 Note principal amount	$5,000	$5,000
Less Unamortized debt discount	(3,481)	(3,557)
Net carrying amount of July 2025 Note	$1,519	$1,443

The carrying amount of the November 2025 Note was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
November 2025 Note principal amount	$2,000	$2,000
Less Unamortized debt discount	(1,483)	(1,509)
Net carrying amount of November 2025 Note	$517	$491

The carrying amount of the January 2026 Note was as follows (in thousands):

As of
March 29,
2026
January 2026 Note principal amount	$3,300
Less Unamortized debt discount	(2,262)
Net carrying amount of January 2026 Note	$1,038

The carrying amount of the convertible September 2024 Notes was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
September 2024 Notes	$62,543	$65,293
Less Unamortized debt discount	(43,797)	(48,615)
Net carrying amount of September 2024 Notes	$18,746	$16,678

The carrying amount of the September 2025 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

	As of
	March 29,	December 28,
	2026	2025
September 2024 Notes	$22,000	$22,000
Less Unamortized debt discount	(18,425)	(18,646)
Net carrying amount of September 2024 Notes	$3,575	$3,354

The carrying amount of the July 2024 Notes was as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
July 2024 Notes principal amount	$56,801	$59,587
Less Unamortized debt discount	(16,201)	(16,990)
Net carrying amount of July 2024 Notes	$40,600	$42,597

The carrying amount of the July 2025 Note was as follows (in thousands):

As of
December 28,
2025
July 2025 Note – related party	$5,000
Less Unamortized debt discount – related party	(3,557)
Net carrying amount of July 2025 Note – related party	$1,443

The carrying amount of the convertible November 2025 Note was as follows (in thousands):

As of
December 28,
2025
November 2025 Note – related party	$2,000
Less Unamortized debt discount – related party	(1,509)
Net carrying amount of November 2025 Note – related party	$491

The carrying amount of the convertible September 2024 Notes was as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
September 2024 Notes	$65,293	$79,800
Less Unamortized debt discount	(48,615)	(73,688)
Net carrying amount of September 2024 Notes	$16,678	$6,112

The carrying amount of the September 2025 Notes, inclusive of the fair value of the derivative liabilities was as follows (in thousands):

As of
December 28,
2025
September 2025 Notes	$22,000
Less Unamortized debt discount	(18,646)
Net carrying amount of September 2025 Notes	$3,354

Schedule of Short and Long-term Debt

The principal amount of all short and long-term debt, excluding capitalized contingent interest in connection with the July 2024 Notes, is as follows:

Principal payment
Fiscal year ending
Remainder of fiscal 2026	$35,284
2027	4,056
2028	2,156
2029	141,894
Total	$184,468

The principal amount of all short and long-term debt, excluding capitalized interest in connection with the exchanged notes, is as follows:

Principal payment
Fiscal year ending
2026	$21,500
2027	—
2028	—
2029	143,266
Total	164,766